COMMITMENTS AND CONTINGENCIES - Additional Information - Other Commitments - Regular License Philippines (Detail) ₱ in Thousands, $ in Thousands			12 Months Ended
	Mar. 15, 2022 PHP (₱)	Mar. 15, 2022 USD ($)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2023 USD ($)
Commitments And Contingencies [Line Items]
Cultural heritage fee percentage of casino revenues generated from non-junket operation tables payable to a foundation			2.00%	2.00%
Additional fee percentage on non-gaming revenues payable to PAGCOR			5.00%	5.00%
Grounds for revocation of the regular license - Number of days of failing to remit the license fees upon the receipt of notice of default			30 days	30 days
Grounds for revocation of the regular license - Exceeding the Debt-to-equity ratio			2.33	2.33
Melco Resorts Leisure (PHP) Corporation [Member]
Commitments And Contingencies [Line Items]
Franchise tax on the gross revenue or earnings			5.00%	5.00%
PAGCOR [Member]
Commitments And Contingencies [Line Items]
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees			₱ 100,000	$ 1,800
High Roller Tables [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR			15.00%	15.00%
Non-High Roller Tables [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR			25.00%	25.00%
The period that the monthly minimum guarantee fee on certain games discontinued			June 2022	June 2022
The date that the monthly minimum guarantee fee on certain games reinstated			March 2, 2023	March 2, 2023
Monthly minimum guarantee fee on certain games	₱ 300	$ 5
Slot Machines And Electronic Gaming Machines [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR			25.00%	25.00%
Junket Operation [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR			15.00%	15.00%